Accrued Expenses and Other Liabilities	12 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 14 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of March 31, 2020 and 2019:

	As of March 31,
	2020	2019

Accrued payroll and welfare	$393,740	$219,867
Other payable for leasehold improvements	1,428,073	119,535
Accrued professional service expenses	127,787	187,444
Other current liabilities	287,705	164,676
Total	$2,237,305	$691,522

As of March 31, 2020 and 2019, the balances of other current liabilities $287,705 and $164,676, respectively, represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.